Capital Stock and Stockholders' Deficit - Additional Information (Details) - USD ($)						3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 05, 2024	Jul. 01, 2024	Jun. 28, 2024	Dec. 18, 2023	Aug. 01, 2023	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized									100,000,000		100,000,000	100,000,000
Preferred stock, shares outstanding									0		0	0
Dividends declared											$ 0
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Number of shares authorized									1,000,000,000		1,000,000,000	1,000,000,000
Number of shares outstanding					47,301,409				47,972,989		47,688,096	27,079,856
Warrants outstanding									403,658		403,658
Par value common stock									$ 0.0001		$ 0.0001	$ 0.0001
Warrants exercisable price									$ 8.1		$ 8.1
Public warrant liabilities									$ 2,113,000		$ 5,943,000
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					18,759,838
Stock issued during period value						$ 378,000
Additional paid-in capital					$ 15,200,000				144,768,000		143,007,000	$ 99,875,000
Proceeds from Issuance or Sale of Equity									378,000	$ 0
ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Stock issued during period value				$ 100,000,000
Expense of issuance of commitment shares				100,000
Additional paid-in capital				100,000
Structuring fee payable				$ 100,000
Amount received on shares sold per unit									$ 400,000
Sale of Stock, Number of Shares Issued in Transaction									143,234
Common Stock
Class of Stock [Line Items]
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)							492	3,554
Common Stock | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants exercisable price	$ 1.2
Common Stock | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Number of shares outstanding				9,482,468
Percentage of common stock, shares, outstanding				19.99%
Commitment Shares | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Stock issued during period value				$ 35,511
Percentage of common stock, shares, outstanding				35511.00%
Public Warrant
Class of Stock [Line Items]
Public warrant liabilities									$ 13,206,720		$ 13,206,922
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)									18,759,554		18,759,838
Public Warrant | Scenario Plan Three
Class of Stock [Line Items]
Warrants redumption price per share									$ 0.01		$ 0.01
Stock price									12.67		12.67
Public Warrant | Scenario Plan Four
Class of Stock [Line Items]
Warrants redumption price per share									0.1		0.1
Stock price									7.04		7.04
Public Offering [Member]
Class of Stock [Line Items]
Sale of stock			$ 1.2
Sale of Stock, Number of Shares Issued in Transaction			14,406,508
Public Offering [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1,927,265
Proceeds from Issuance or Sale of Equity		$ 17,300,000
Private Placement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity		$ 2,700,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			2,160,976
Over-Allotment Option [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity	$ 2,300,000
Compute Health
Class of Stock [Line Items]
Sale of stock									$ 10		$ 10
Compute Health | IPO
Class of Stock [Line Items]
Class of Warrant Exchanged									0.6125		0.6125
Sale of Stock, Number of Shares Issued in Transaction									1		1
Compute Health | Public Warrant
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									0.5		0.5
Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											21,029,888
Preferred stock voting rights											The Legacy Allurion preferred stockholders voted as a single class together with holders of all other classes and series of stock of Legacy Allurion on all actions to be taken by the stockholders of the Company. The Legacy Allurion preferred stockholders were entitled to the number of votes equal to the number of shares of Legacy Allurion common stock into which the shares held by each holder were then convertible. The Legacy Allurion Series C Preferred Stockholders were entitled to elect two members of the Board of Directors
Common stock voting rights											common stockholders were entitled to elect four members of the Board of Directors.
Revenue milestone											$ 65,000,000
Percentage of shares of common stock held											150.00%
Preferred stock conversion rights											Each share of Legacy Allurion preferred stock was convertible at any time, at the option of the holder, into one share of Legacy Allurion common stock, based upon a per share conversion factor of each series’ applicable original issuance prices, adjustable for certain dilutive events. Conversion was mandatory upon the closing of an IPO or deSPAC transaction, or upon the election of the holders of a majority of the then-outstanding Legacy Allurion preferred stock.
Series A Preferred Stock | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction			2,260,159
Series A Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											2,276,786
Preferred stock liquidation preference per share											$ 1.092
Original issue price											$ 1.092
Series A-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											1,513,028
Preferred stock liquidation preference per share											$ 2.85
Series B Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											2,298,929
Preferred stock liquidation preference per share											$ 3.563
Series C Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											8,113,616
Preferred stock liquidation preference per share											$ 4.935
Preferred Stock redemption value to price											1.5
Series C Preferred Stock | Legacy Allurion | Maximum
Class of Stock [Line Items]
Percentage of outstanding shares of redeemable											50.00%
Series D Preferred Stock
Class of Stock [Line Items]
Percentage of preferred stock dividend											6.00%
Series D-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											1,684,565
Preferred stock liquidation preference per share											$ 17.809
Preferred stock, par value											$ 11.8725
Series D-2 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											3,644,616
Preferred stock liquidation preference per share											$ 9.338
Preferred stock, par value											$ 6.2256
Series D-3 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized											1,498,348
Preferred stock liquidation preference per share											$ 15.137
Preferred stock, par value											10.0916
Class A Common Stock
Class of Stock [Line Items]
Par value common stock									$ 0.0001		0.0001
Sale of Stock, Number of Shares Issued in Transaction									1
Class A Common Stock | Compute Health | IPO
Class of Stock [Line Items]
Sale of stock									$ 11.5		$ 11.5
Shares issuable for each outstanding warrants exercised									1.420455		1.420455